Share-based Compensation Stock Incentive Plans - Share-based Compensation Expense and Valuation Information (Details) - USD ($) $ in Millions		5 Months Ended	7 Months Ended	12 Months Ended
	Jul. 21, 2023	Dec. 31, 2023	Jul. 21, 2023	Dec. 31, 2023	Dec. 31, 2022
Assumptions
Expected volatility				57.00%
Expected volatility, minimum					47.00%
Expected volatility, maximum					61.00%
Risk-free interest rate, minimum				4.10%	1.87%
Risk-free interest rate, maximum				4.40%	3.92%
Minimum
Assumptions
Expected life (in years)				3 years	5 years 9 months
Maximum
Assumptions
Expected life (in years)				6 years 3 months	6 years 3 months
ABP Sub Inc. 2019 Incentive Award Plan
Share-based Compensation Expense
Share-based compensation expense	$ 1.0
Assumptions
Expected dividend yield				0.00%	0.00%
Selling, general and administrative expenses
Share-based Compensation Expense
Share-based compensation expense		$ 3.1	$ 2.8		$ 5.9
Selling, general and administrative expenses | ABP Sub Inc. 2019 Incentive Award Plan | Successor period, July 22, 2023, to September 30, 2023
Share-based Compensation Expense
Share-based compensation expense		0.4
Research and development expenses
Share-based Compensation Expense
Share-based compensation expense		$ 0.8	$ 0.4		$ 1.3